Income Taxes (Details 1)	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Net deferred tax assets and liabilities
Deferred income taxes and other current assets	$ 674,132,000			¥ 55,953,000,000	¥ 43,390,000,000
Deferred income taxes and other assets	182,133,000			15,117,000,000	36,467,000,000
Deferred income taxes and other current liabilities	(4,578,000)			(380,000,000)	(128,000,000)
Deferred income taxes and other liabilities	(211,988,000)			(17,595,000,000)	(16,836,000,000)
Net deferred tax assets and liabilities	639,699,000			53,095,000,000	62,893,000,000
Differences between the Japanese statutory tax rates and the effective tax rates
Japanese statutory tax rate	40.80%	40.80%	40.80%
Increase (decrease) in tax rates resulting from:
Change in valuation allowance	(4.50%)	25.20%	7.10%
Expenses not deductible for tax purposes	1.50%	6.80%	2.90%
Realization of tax benefits on operating losses of subsidiaries	(0.40%)	(0.80%)	(1.40%)
Income of foreign subsidiaries taxed at lower than Japanese normal rate	(8.30%)	(22.60%)	(11.30%)
Tax credit for research and development expenses	(1.30%)		(0.70%)
Realization of loss for investment in a subsidiary		(10.20%)
Other, net	1.60%	(0.20%)	(4.60%)
Effective tax rate	29.40%	39.00%	32.80%
Period available to offset future taxable income varies in each tax jurisdiction
Within 5 years				43,415,000,000
6 to 20 years				36,632,000,000
Indefinite periods				14,550,000,000
Total	$ 1,139,722,000			¥ 94,597,000,000